ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) segment plant	Dec. 31, 2014 segment plant mi
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of gas processing plants		4
Number of fractionation plants	2	2
Pipeline, length owned | mi		3,041
Number of reportable segments | segment	1	1
Other Additional Capital | $	$ 25